Jun. 29, 2018
Calvert VP Volatility Managed Moderate Growth Portfolio

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
Supplement to Prospectus dated May 1, 2018

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
Supplement to Summary Prospectus dated May 1, 2018

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
Supplement to Summary Prospectus dated May 1, 2018

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
Supplement to Summary Prospectus dated May 1, 2018

Effective immediately, the following replaces the footnote to the Average Annual Total Return table under “Performance” in “Fund Summaries – VP Volatility Managed Moderate Growth Portfolio”:

The Moderate Growth Portfolio Custom Blended Benchmark is an internally constructed benchmark comprised of a blend of 33% Bloomberg Barclays U.S. Aggregate Bond Index, 47% Russell 3000® Index, 13% MSCI EAFE Index, 4% ICE BofAML 3-Month U.S. Treasury Bill Index, 3% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. The performance of each component of the Moderate Growth Portfolio Custom Blended Benchmark reflects no deduction for fees, expenses or taxes, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.

June 29, 2018